Income Taxes - Statutory Tax Expense - (Table) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Total tax benefit/ (expense) Reconciliation	$ (4,122)	$ (5,428)	$ (2,161)
ABAS
Income tax benefit/ (expense) on result before tax at statutory rate	(114)	366	1,386
Effect of permanent differences	(202)	(6)	(26)
Total tax benefit/ (expense) Reconciliation	(316)	360	1,360
Aegean NWE
Income tax benefit/ (expense) on result before tax at statutory rate	(3,472)	(5,090)	(1,902)
Effect of permanent differences	(85)	(312)	12
Total tax benefit/ (expense) Reconciliation	(3,557)	(5,402)	(1,890)
ICS
Income tax benefit/ (expense) on result before tax at statutory rate	(616)	(884)	(2,631)
Effect of permanent differences	367	528	1,000
Total tax benefit/ (expense) Reconciliation	$ (249)	$ (356)	$ (1,631)